Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions

(in thousands of euros)	January 1, 2019	Additions	Reversals/reclasses	December 31, 2019
CIR 2013-2015	358	—	—	358
CIR 2017	—	216	—	216
Long‑term provisions	358	216	—	574
Payroll taxes 2016-2018	1,140	123	—	1,264
Short‑term provisions	1,140	123	—	1,264
Total Provisions	1,498	339	—	1,837

	January 1,			December 31,
(in thousands of euros)	2020	Additions	Reversals/reclasses	2020
CIR 2013-2015	358	1,139	—	1,497
CIR 2017	216	665	—	880
Long‑term provisions	574	1,804	—	2,377
Payroll taxes 2016-2018	1,264	90	(1,224)	130
Short‑term provisions	1,264	90	(1,224)	130
Total Provisions	1,837	1,894	(1,224)	2,507

(in thousands of euros)	January 1, 2021	Additions	Reversals/reclasses	December 31, 2021
CIR 2013-2015	1,497	—	(1,497)	—
CIR 2017	880	—	(880)	—
Long‑term provisions	2,377	—	(2,377)	—
Payroll taxes 2016-2018	130	51	—	180
Short‑term provisions	130	51	—	180
Total Provisions	2,507	51	(2,377)	180